Trade Accounts Receivable and Inventory (Details) - Schedule of trade accounts receivable and inventory - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade Accounts Receivable and Inventory (Details) - Schedule of trade accounts receivable and inventory [Line Items]
Total	$ 16,562	$ 408
Finished goods	1,831	1,227
Gix Internet [Member]
Trade Accounts Receivable and Inventory (Details) - Schedule of trade accounts receivable and inventory [Line Items]
Total	16,418
Jeffs’ Brands [Member]
Trade Accounts Receivable and Inventory (Details) - Schedule of trade accounts receivable and inventory [Line Items]
Total	17	366
Eventer [Member]
Trade Accounts Receivable and Inventory (Details) - Schedule of trade accounts receivable and inventory [Line Items]
Total	$ 127	$ 42